Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 3 - CASH AND CASH EQUIVALENTS:

Comprised as follows (U.S. dollars in thousands)

	December 31
	2024	2023
Cash at bank	$854	$573
Short-term bank deposits	3,247	2,610
Total cash and cash equivalent*	$4,101	$3,183
*Including cash held per commitment to EIB – see Note 10	$364	$387